Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Summary of Accounts Receivable

	As of December 31,
	2017	2018
Accounts receivable, gross	42,276	67,134
Less: allowance for doubtful accounts	(1,478)	(1,507)
Accounts receivable, net	40,798	65,627

Summary of Movement in Allowance for Doubtful Accounts

The following table presents the movement in the allowance for doubtful accounts:

	For the years ended December 31,
	2016	2017	2018
Balance at the beginning of year	1,733	1,693	1,478
Additions for the year	99	910	92
Recoveries	—	(40)	—
Accounts receivable written off	(99)	(1,134)	(15)
Exchange differences	(40)	49	(48)
Balance at the end of year	1,693	1,478	1,507